Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Beginning of net book value	$ 41,778
Assumed through business combination		$ 40,371
Additions	275	1,943
Released	(9,514)	(1,499)
Accretion	1,077	1,028
Movements from foreign exchange impact	288	(65)
Ending of net book value	33,904	41,778
Current	13,357	13,273
Non-current	20,547	28,505
Employee Entitlements
Disclosure of other provisions [line items]
Beginning of net book value	14,041
Assumed through business combination		12,244
Additions	275	1,943
Movements from foreign exchange impact	290	(146)
Ending of net book value	14,606	14,041
Current	13,357	13,220
Non-current	1,249	821
Rehabilitation Costs
Disclosure of other provisions [line items]
Beginning of net book value	24,956
Assumed through business combination		25,346
Released	(6,735)	(1,499)
Accretion	1,077	1,028
Movements from foreign exchange impact		81
Ending of net book value	19,298	24,956
Non-current	$ 19,298	$ 24,956
Rehabilitation period	3 years
Property holding costs period	10 years
Discount rate for provisions	1.77%	1.77%
Other
Disclosure of other provisions [line items]
Beginning of net book value	$ 2,781
Assumed through business combination		$ 2,781
Released	(2,779)
Movements from foreign exchange impact	$ (2)
Ending of net book value		2,781
Current		53
Non-current		$ 2,728